LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
LOSS PER SHARE	LOSS PER SHARE
The following is a reconciliation for the calculation of basic and diluted loss per share (in thousands, except share and per share data):

	Year Ended December 31,
	2024	2023
Net Income (Loss) Attributable to the Company	$519	$(98,270)
Less: Dividends and Increase in Redemption Values of GH Group Preferred Shares	(15,959)	(18,443)
Adjusted Net Loss Attributable to the Company	$(15,440)	$(116,713)

Weighted-Average Shares Outstanding - Basic	75,229,075	72,028,902
Weighted-Average Shares Outstanding - Diluted	75,229,075	72,028,902

Loss Per Share - Basic	$(0.21)	$(1.62)
Loss Per Share - Diluted	$(0.21)	$(1.62)
For the years ended December 31, 2024 and 2023, diluted loss per share was the same as basic loss per share as the potential issuance of shares related to stock-based award plans, warrants, contingent shares and convertible debentures were anti-dilutive.
The following common equivalent shares were excluded from the Loss Per Share - Diluted calculation because their inclusion would have been anti-dilutive:

	Year Ended December 31,
	2024	2023
Stock Award Plans	3,863,288	3,969,369
Warrants	44,384,041	47,318,882
Contingent Shares	3,000,000	3,000,000
Convertible Debentures	2,762,051	3,467,523
Total	54,009,380	57,755,774
Adjusted net loss attributable to the Company is adjusted for dividends and various other adjustments as defined in ASC 260 Earnings Per Share. After adjustments as defined in ASC 260, if the Company is in a net loss position, diluted loss per share is the same as basic loss per share when the potential issuance of shares related to convertible debentures, warrants and stock-based compensation grants are antidilutive. After adjustments, as defined in ASC 260, if the Company is in a net income position, diluted earnings per share includes shares related to convertible debentures, warrants, stock-based compensation grants and contingently issuable shares that are determined to be dilutive using the treasury stock method for all equity instruments issuable in equity units and the “if converted” method for the Company’s convertible debentures.